Commitments and Contingencies (Details) - Schedule of Milestone Event - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	$ 7,500,000	$ 7,500,000
10,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	500,000	500,000
20,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	750,000	750,000
40,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	750,000	750,000
60,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	750,000	750,000
80,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	750,000	750,000
100,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	1,000,000	1,000,000
200,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	1,000,000	1,000,000
250,000 [Member]
Commitments and Contingencies (Details) - Schedule of Milestone Event [Line Items]
Milestone Payment Amount	$ 2,000,000	$ 2,000,000